Debt - Reconciliation and Liquidity (Details) € in Thousands, $ in Thousands	Dec. 31, 2015 USD ($)	Apr. 30, 2015 EUR (€)	Apr. 30, 2015 USD ($)	Dec. 31, 2014 USD ($)	Sep. 30, 2013 USD ($)	Dec. 31, 2012 EUR (€)	Dec. 31, 2012 USD ($)	Dec. 31, 2010 EUR (€)	Dec. 31, 2010 USD ($)	Jun. 30, 2010 USD ($)	Jun. 30, 2009 USD ($)
Debt
Principal	$ 8,437,105			$ 3,034,533
Debt issuance cost, net	(125,852)			(75,062)
Premium (Discount)	32,115
Swap	(9,195)
Total Debt	8,334,173			2,959,471
Unused available liquidity	2,087,655			1,534,870
Senior Secured Notes
Debt
Principal	4,887,485
Debt issuance cost, net	(66,971)
Swap	(10,515)
Total Debt	4,809,999
6.250% Senior Secured Notes due 2022
Debt
Principal	1,500,000		$ 1,500,000
Debt issuance cost, net	(20,610)
Swap	(10,515)
Total Debt	1,468,875
6.500% Senior Secured Notes due 2025
Debt
Principal	1,100,000		1,100,000
Debt issuance cost, net	(15,751)
Total Debt	1,084,249
4.750% Senior Secured Notes due 2023
Debt
Principal	925,395	€ 850,000
Debt issuance cost, net	(12,977)
Total Debt	912,418
4.125% Senior Secured Notes due 2020
Debt
Principal	762,090	€ 700,000
Debt issuance cost, net	(9,878)
Total Debt	752,212
5.625% Senior Secured Notes due 2020
Debt
Principal	600,000		$ 600,000
Debt issuance cost, net	(7,755)
Total Debt	592,245
Legacy GTECH Notes
Debt
Principal	1,088,700			1,214,100
Debt issuance cost, net	(34,136)			(48,273)
Total Debt	1,054,564			1,165,827
6.625% Senior Secured Notes due 2018
Debt
Principal	544,350			607,050				€ 500,000	$ 544,400
Debt issuance cost, net	(10,435)			(16,493)
Total Debt	533,915			590,557
4.750% Senior Secured Notes due 2020
Debt
Principal	544,350			607,050		€ 500,000	$ 544,400
Debt issuance cost, net	(23,701)			(31,780)
Total Debt	520,649			575,270
Legacy IGT Notes
Debt
Principal	684,710
Premium (Discount)	32,115
Swap	1,320
Total Debt	718,145
7.500% Senior Secured Notes due 2019
Debt
Principal	500,000										$ 500,000
Premium (Discount)	28,345
Swap	1,664
Total Debt	530,009
5.500% Senior Secured Notes due 2020
Debt
Principal	124,143									$ 300,000
Premium (Discount)	3,034
Swap	(344)
Total Debt	126,833
5.350% Senior Secured Notes due 2023
Debt
Principal	60,567				$ 500,000
Premium (Discount)	736
Total Debt	61,303
Term Loan Facilities due 2019
Debt
Principal	870,960
Debt issuance cost, net	(4,175)
Total Debt	866,785
Revolving Credit Facilities
Debt
Principal	855,480			897,115
Debt issuance cost, net	(20,512)			(22,490)
Total Debt	834,968			874,625
Unused available liquidity	2,087,655			1,534,870
Capital Securities due 2066
Debt
Principal	49,530			910,575
Debt issuance cost, net	(58)			(4,299)
Total Debt	49,472			906,276
Short-term borrowings
Debt
Principal				10,800
Total Debt				10,800
Other
Debt
Principal	240			1,943
Total Debt	$ 240			$ 1,943